Business and Summary Of Significant Accounting Policies (Share Repurchases) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011	May 11, 2011
Equity, Class of Treasury Stock [Line Items]
Purchases of treasury shares		$ 614.00	$ 264.00	$ 207.00
Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Common shares repurchased during the period		23.9	14.3	11.7
Purchases of treasury shares		614.00	264.00	207.00
Class A [Member] | Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining shares available to repurchase		14.2			22.5
Increase in authorized shares to repurchase	35
Common shares repurchased during the period		21.1	12.5	9.7
Purchases of treasury shares		550.00	230.00	170.00
Class A [Member] | Open Market Repurchases [Member]
Equity, Class of Treasury Stock [Line Items]
Common shares repurchased during the period		2.8	1.8	2.0
Purchases of treasury shares		$ 64.00	$ 34.00	$ 37.00